OTHER LIABILITIES - Schedule of detailed information about actuarial liabilities computation (Detail) - Natura Cosmticos SA [Member]	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of defined benefit plans [line items]
Discount rate	9.01%	7.02%
Initial growth rate of medical cost	4.25%	3.75%
Inflation rate	3.40%	3.10%
Final growth rate of medical cost	7.79%	6.97%
Growth rate of medical costs by aging - contributions	0.00%	0.00%
Schedule of disabled mortality	Mercer Disability	Mercer Disability
Schedule of mortality	AT-2000	AT-2000
Schedule of turnover	Proportional calculation at the time of service	Proportional calculation at the time of service
Bottom of range [member]
Disclosure of defined benefit plans [line items]
Growth rate of medical costs due to aging - costs	1.25%	1.25%
Top of range [member]
Disclosure of defined benefit plans [line items]
Growth rate of medical costs due to aging - costs	4.75%	4.75%
Bradesco Plan [Member] | Bottom of range [member]
Disclosure of defined benefit plans [line items]
Percentage of adherence to the plan in retirement	60.00%	69.00%
Unimed Plan [Member] | Top of range [member]
Disclosure of defined benefit plans [line items]
Percentage of adherence to the plan in retirement	85.00%	84.00%